Investment in subsidiaries	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Investment in subsidiaries

6.	Investment in subsidiaries

(a)	The summarized financial information of the controlling company and the Group’s major subsidiaries as of December 31, 2020 and 2021 is as follows:

	2020				2021
Investees (*1)(*2)	Asset balance		Liability balance	Equity balance	Asset balance	Liability balance	Equity balance
Shinhan Financial Group(separate)	~~W~~	35,483,914	10,426,817	25,057,097	36,815,893	10,410,517	26,405,376
Shinhan Bank		427,675,103	400,009,589	27,665,514	467,435,213	438,199,575	29,235,638
Shinhan Card Co., Ltd.		34,885,223	28,465,675	6,419,548	38,472,228	31,737,225	6,735,003
Shinhan Investment Corp.		46,632,433	42,258,341	4,374,092	44,446,803	39,421,314	5,025,489
Shinhan Life Insurance Co., Ltd. (*3)		36,777,496	34,232,052	2,545,444	70,535,556	65,382,992	5,152,564
Orange Life Insurance Co., Ltd. (*3)		33,813,587	30,574,073	3,239,514	—	—	—
Shinhan Capital Co., Ltd.		8,901,349	7,710,010	1,191,339	10,921,698	9,189,041	1,732,657
Jeju Bank		6,531,838	6,022,397	509,441	6,944,214	6,428,269	515,945
Shinhan Credit Information Co., Ltd.		27,806	10,826	16,980	31,377	12,334	19,043
Shinhan Alternative Investment Management Inc.		87,053	71,591	15,462	114,973	70,449	44,524
Shinhan Asset Management Co., Ltd.		191,127	20,530	170,597	242,760	40,181	202,579
SHC Management Co., Ltd.		9,644	—	9,644	9,636	—	9,636
Shinhan DS		95,150	70,916	24,234	92,591	52,804	39,787
Shinhan Savings Bank		1,842,231	1,635,433	206,798	2,644,942	2,413,176	231,766
Asia Trust Co., Ltd.		259,899	85,274	174,625	373,267	122,038	251,229
Shinhan AITAS Co., Ltd.		87,378	12,159	75,219	90,116	9,786	80,330
Shinhan REITs Management Co., Ltd.		52,555	8,582	43,973	63,026	10,584	52,442
Shinhan AI Co., Ltd.		42,903	1,890	41,013	44,031	2,563	41,468
Shinhan Venture Investment Co., Ltd.		72,550	12,697	59,853	98,914	23,331	75,583

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	Shinhan Life Insurance Co., Ltd. and Orange Life Insurance Co., Ltd. were merged on July 1, 2021. After the merger, the name is Shinhan Life Insurance Co., Ltd.

(b)	The summarized income information of the controlling company and the Group’s major subsidiaries for the years ended December 31, 2019, 2020 and 2021 is as follows:

	2019				2020			2021
Investees (*1)(*2)	Operating Income		Net Income (*3)	Comprehensive Income (*3)	Operating Income	Net Income (*3)	Comprehensive Income (*3)	Operating Income	Net Income (*3)	Comprehensive Income (*3)
Shinhan Financial Group (separate)	~~W~~	1,480,030	1,129,173	1,127,202	1,718,407	1,274,443	1,274,892	1,875,675	1,413,956	1,413,675
Shinhan Bank		23,145,476	2,329,268	2,527,665	25,049,392	2,078,232	1,911,575	23,540,347	2,494,894	2,396,829
Shinhan Card Co., Ltd.		3,892,257	509,032	486,114	4,091,178	606,554	599,451	4,359,627	676,297	710,090
Shinhan Investment Corp.		6,139,926	220,764	225,963	9,290,965	154,531	147,210	7,592,350	320,662	366,000
Shinhan Life Insurance Co., Ltd.		5,413,175	123,870	326,783	5,405,933	177,834	227,596	7,079,569	174,811	(162,161)
Orange Life Insurance Co., Ltd. (*4)		4,662,085	271,455	433,510	4,456,340	279,282	132,425	2,112,353	216,826	(96,157)
Shinhan Capital Co., Ltd.		455,246	126,050	123,032	626,455	160,583	162,134	783,890	274,855	275,760
Jeju Bank		239,732	27,934	30,519	214,615	17,521	16,557	204,543	18,446	11,739
Shinhan Credit Information Co., Ltd.		38,648	507	658	42,658	1,493	1,650	42,417	1,936	2,079
Shinhan Alternative Investment Management Inc.		32,401	2,144	2,144	17,219	3,433	3,433	28,010	9,163	9,163
Shinhan Asset Management Co., Ltd.		84,256	23,090	22,655	88,870	26,663	26,663	107,598	32,152	32,066
SHC Management Co., Ltd.		154	82	82	70	5	5	—	(7)	(7)
Shinhan DS		138,697	2,074	1,292	164,327	1,862	2,845	244,445	4,100	5,653
Shinhan Savings Bank		116,849	23,122	22,972	123,590	26,953	26,888	163,643	30,310	30,037
Asia Trust Co., Ltd.		54,920	18,098	18,128	102,816	45,791	45,765	144,971	76,455	76,604
Shinhan AITAS Co., Ltd.		51,823	10,821	10,821	58,599	13,020	12,954	53,005	9,816	9,816
Shinhan REITs Management Co., Ltd.		7,342	7,414	7,411	12,176	3,764	3,764	16,440	8,481	8,469
Shinhan AI Co., Ltd.		3,088	(654)	(654)	10,246	304	284	12,106	478	455
Shinhan Venture Investment Co., Ltd. (*5)		—	—	—	3,500	(1,146)	(1,015)	32,134	15,929	15,750

(*1)	The consolidated financial statements of the consolidated subsidiaries are based on consolidated financial statements, if applicable.
(*2)
Trusts, beneficiary certificates, securitization special limited liability companies, associates and private equity investment specialists that are not actually operating their own business are excluded.

(*3)	This amount includes non-controlling interests.
(*4)	For the Orange Life Insurance Co., Ltd., the amount is from the consolidated statements of operating revenue, net income and comprehensive income for six months before the merger date.
(*5)	For the acquired company, the amount is from the consolidated statements of comprehensive income for the period after the acquisition point.

(c)	Change in the scope of consolidation
i) Change in consolidated subsidiaries for the year ended December 31, 2020 are as follows:

	Company	Description
Included	Shinhan Venture Investment Co., Ltd.	Newly acquired subsidiary
Included	SBJDNX	Newly invested subsidiary
Included	Shinhan Financial Plus Co., Ltd	Newly invested subsidiary
Excluded	Shinhan Asia Ltd.	Liquidation

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.
ii) Change in consolidated subsidiaries for the year ended December 31, 2021 are as follows:

	Company	Description
Included	Shinhan Life Insurance Vietnam Co., Ltd.	Newly acquired subsidiary
Included	Shinhan CubeOn Co., Ltd.	Newly acquired subsidiary
Excluded	Orange Life Insurance Co., Ltd.	Extinguished due to merger with Shinhan Life Insurance Co., Ltd.

(*)	Subsidiaries such as trust, beneficiary certificate, corporate restructuring fund and private equity fund which are not actually operating their own business are excluded.